UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES
Investment Company Act file number
811-06490
BNY Mellon Investment Funds V, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/24
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Developed Markets Real Estate Securities Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Developed Markets Real Estate Securities Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class A – DRLAX
This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 151	1.30%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 32.54%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”) returned 28.46% for the same period.
What affected the Fund’s perfor
manc
e?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hin der
  ed performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	24.86%	1.46%	3.95%
without Sales Charge	32.54%	2.67%	4.57%
MSCI World Index (broad-based index) *	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%	-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio
Hold
ings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash co lla
teral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
66.7%
Japan
7.7%
Australia
6.0%
United Kingdom
3.9%
Hong Kong
3.0%
Germany
2.7%
Canada
2.5%
Singapore
2.3%
France
1.5%
Belgium
1.4%
Spain
1.0%
Net Other Assets and Liabilities
1.3%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6593AR1024

BNY Mellon Developed Markets Real Estate Securities Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class C – DGBCX
This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 237	2.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 31.53%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”) returned 28.46%
  for
  the same period.
What affected the Fund’s performance?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hindered performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	30.53%	**	1.91%	3.80%
without Deferred Sales Charge	31.53%		1.91%	3.80%
MSCI World Index (broad-based index) *	33.68%		12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%		-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio
Hol
din
gs
(as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held
for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6517AR1024

BNY Mellon Developed Markets Real Estate Securities Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DRLIX
This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 122	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 32.83%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”) returned 28.46% for the same period.
What affected the Fund’s performance?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hindered performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	32.83%	2.94%	4.84%
MSCI World Index (broad-based index) *	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%	-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net
Ass
ets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6594AR1024

BNY Mellon Developed Markets Real Estate Securities Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Y – DRLYX
This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 122	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 32.83%.
  In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”) returned 28.46% for the same period.
What affected the Fund’s performance?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hindered performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024

Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the MSCI World Index (a broad-based index) and FTSE EPRA/NAREIT Developed Index (Net) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	32.83%	2.94%	4.86%
MSCI World Index (broad-based index) *	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%	-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0985AR1024

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $85,680 in 2023 and $50,407 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,713 in 2023 and $10,191 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,526 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $13,474 in 2023 and $7,439 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $185 in 2023 and $111 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,779,328 in 2023 and $1,580,958 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

BNY Mellon Developed Markets Real Estate Securities Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
A	DRLAX
C	DGBCX
I	DRLIX
Y	DRLYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Developed Markets Real Estate Securities Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.5%
Australia — 6.0%
Dexus	546,550	2,571,305
Goodman Group	292,660	6,969,808
Mirvac Group	2,672,990	3,747,169
National Storage REIT	768,510	1,262,514
Region RE Ltd.	1,138,350	1,643,293
Scentre Group	1,095,256	2,505,372
The GPT Group	298,480	923,206
		19,622,667
Belgium — 1.4%
Aedifica SA	22,830	1,466,918
Cofinimmo SA	16,169	1,016,937
Warehouses De Pauw, CVA	92,962	2,207,434
		4,691,289
Canada — 2.5%
Allied Properties Real Estate Investment Trust	69,520	917,214
Chartwell Retirement Residences	169,370	1,903,717
First Capital Real Estate Investment Trust	122,790	1,568,001
H&R Real Estate Investment Trust	200,780	1,524,218
InterRent Real Estate Investment Trust	43,900	359,120
RioCan Real Estate Investment Trust	128,580	1,754,602
		8,026,872
France — 1.5%
Gecina SA	12,400	1,323,060
ICADE	14,480	376,806
Klepierre SA	44,100	1,409,890
Unibail-Rodamco-Westfield	20,950	1,708,887
		4,818,643
Germany — 2.7%
LEG Immobilien SE	35,365	3,351,128
Vonovia SE	164,950	5,429,286
		8,780,414
Hong Kong — 3.0%
ESR Group Ltd. (a)	789,400	1,069,449
Hongkong Land Holdings Ltd.	281,800	1,210,182
Link REIT	766,500	3,573,527
Sun Hung Kai Properties Ltd.	302,000	3,268,300
Wharf Real Estate Investment Co. Ltd.	235,000	705,792
		9,827,250
Japan — 7.7%
Advance Residence Investment Corp.	436	877,073
Comforia Residential REIT, Inc.	291	570,268
Daiwa Office Investment Corp.	547	1,081,060
GLP J-REIT	736	647,936
Invincible Investment Corp.	2,600	1,060,582
Japan Metropolitan Fund Investment Corporation	2,820	1,727,164
Japan Prime Realty Investment Corp.	591	1,299,211
Mitsubishi Estate Co. Ltd.	191,800	2,833,556
Mitsui Fudosan Co. Ltd.	567,600	4,832,058

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Japan — 7.7% (continued)
Nippon Building Fund, Inc.	1,500	1,283,975
Nippon Prologis REIT, Inc.	1,286	2,071,298
Nomura Real Estate Master Fund, Inc.	1,925	1,817,240
Orix JREIT, Inc.	1,600	1,651,744
SOSiLA Logistics REIT, Inc.	633	456,837
Sumitomo Realty & Development Co. Ltd.	96,000	2,848,033
		25,058,035
Mexico — .4%
Corp Inmobiliaria Vesta SAB de CV, ADR	52,330	1,363,720
Norway — .2%
Entra ASA (a),(b),(c)	48,408	513,342
Singapore — 2.3%
CapitaLand Integrated Commercial Trust	1,612,594	2,450,735
CapitaLand Investment Ltd.	336,500	709,388
Digital Core REIT Management Pte Ltd.	1,542,800	962,901
Frasers Centrepoint Trust	440,970	743,282
Mapletree Logistics Trust	2,061,898	2,073,880
Suntec Real Estate Investment Trust (c)	571,300	514,127
		7,454,313
Spain — 1.0%
Cellnex Telecom SA (a)	26,360	963,784
Merlin Properties Socimi SA	221,222	2,472,724
		3,436,508
Sweden — .9%
Castellum AB (b)	145,315	1,814,113
Fabege AB	125,100	997,741
		2,811,854
United Kingdom — 3.9%
Assura PLC	1,526,903	793,933
Empiric Student Property PLC	1,225,210	1,492,907
Grainger PLC	609,301	1,784,047
Land Securities Group PLC	81,400	633,953
LondonMetric Property PLC	634,482	1,594,080
Safestore Holdings PLC	129,374	1,348,231
The British Land Co. PLC	504,020	2,582,083
Tritax Big Box REIT PLC	1,319,550	2,393,250
		12,622,484
United States — 66.0%
Agree Realty Corp. (c),(d)	58,563	4,348,303
Alexandria Real Estate Equities, Inc. (d)	5,540	617,987
American Healthcare REIT, Inc. (d)	119,881	3,188,835
Americold Realty Trust, Inc. (d)	100,080	2,570,054
Apple Hospitality REIT, Inc. (d)	83,840	1,238,317
Brixmor Property Group, Inc. (d)	223,000	6,009,850
Broadstone Net Lease, Inc. (d)	106,377	1,871,171
BXP, Inc. (d)	50,610	4,077,142
Camden Property Trust (d)	53,400	6,183,186
CareTrust REIT, Inc. (d)	43,418	1,418,466
Cousins Properties, Inc. (d)	134,360	4,115,447

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
United States — 66.0% (continued)
CubeSmart (d)	43,420	2,077,213
Digital Realty Trust, Inc. (d)	68,630	12,231,925
Douglas Emmett, Inc. (d)	7,580	134,848
EastGroup Properties, Inc. (d)	3,158	540,902
Equinix, Inc. (d)	21,027	19,094,198
Equity Residential (d)	78,850	5,548,674
Extra Space Storage, Inc. (d)	61,320	10,013,556
First Industrial Realty Trust, Inc. (d)	73,040	3,833,870
Healthpeak Properties, Inc. (d)	253,290	5,686,360
Host Hotels & Resorts, Inc. (d)	282,040	4,862,370
Invitation Homes, Inc. (d)	252,540	7,932,281
Iron Mountain, Inc. (d)	31,850	3,940,801
Kilroy Realty Corp. (d)	34,050	1,369,491
Kimco Realty Corp. (d)	287,300	6,814,756
Lineage, Inc. (d)	38,120	2,822,405
NNN REIT, Inc. (d)	76,378	3,317,860
Omega Healthcare Investors, Inc. (d)	82,870	3,519,489
Prologis, Inc. (d)	116,370	13,142,828
Public Storage (d)	11,540	3,797,352
Realty Income Corp. (d)	108,180	6,422,647
Regency Centers Corp. (d)	32,091	2,292,581
Retail Opportunity Investments Corp. (d)	214,089	3,318,380
Rexford Industrial Realty, Inc. (c),(d)	88,510	3,796,194
Simon Property Group, Inc. (d)	35,450	5,995,304
Sun Communities, Inc. (d)	40,650	5,393,442
UDR, Inc. (d)	203,780	8,597,478
Ventas, Inc. (d)	156,870	10,273,416
VICI Properties, Inc. (d)	183,140	5,816,526
Vornado Realty Trust (d)	41,820	1,731,766
Welltower, Inc. (d)	104,650	14,115,192
Xenia Hotels & Resorts, Inc. (d)	22,645	320,880
		214,393,743
Total Common Stocks (cost $273,911,446)		323,421,134

1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $1,823,455)	4.95	1,823,455	1,823,455

Statement of Investments (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $244,008)	4.95	244,008	244,008
Total Investments (cost $275,978,909)		100.2%	325,488,597
Liabilities, Less Cash and Receivables		(.2%)	(524,294)
Net Assets		100.0%	324,964,303

ADR—American Depositary Receipt
CVA—Company Voluntary Arrangement
REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $2,546,575 or .8% of net assets.

(b)	Non-income producing security.
(c)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $8,191,764 and the value of the collateral was
$8,521,281, consisting of cash collateral of $244,008 and U.S. Government & Agency securities valued at $8,277,273.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in real estate investment trust within the United States.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	1,076,995	60,045,255	(59,298,795)	1,823,455	84,091
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	1,633,384	33,457,876	(34,847,252)	244,008	31,598††
Total - .7%	2,710,379	93,503,131	(94,146,047)	2,067,463	115,689

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,191,764)—Note 1(c):
Unaffiliated issuers	273,911,446	323,421,134
Affiliated issuers	2,067,463	2,067,463
Cash denominated in foreign currency	1,244	1,241
Dividends and securities lending income receivable		397,193
Receivable for investment securities sold		376,046
Receivable for shares of Common Stock subscribed		158,456
Tax reclaim receivable—Note 1(b)		116,500
Prepaid expenses		55,173
		326,593,206
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		288,320
Payable for investment securities purchased		759,750
Liability for securities on loan—Note 1(c)		244,008
Payable for shares of Common Stock redeemed		243,027
Directors’ fees and expenses payable		3,898
Other accrued expenses		89,900
		1,628,903
Net Assets ($)		324,964,303
Composition of Net Assets ($):
Paid-in capital		312,725,912
Total distributable earnings (loss)		12,238,391
Net Assets ($)		324,964,303

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	9,980,821	306,709	49,056,194	265,620,579
Shares Outstanding	1,129,083	35,638	5,659,890	30,633,570
Net Asset Value Per Share ($)	8.84	8.61	8.67	8.67
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $427,569 foreign taxes withheld at source):
Unaffiliated issuers	10,998,424
Affiliated issuers	84,091
Income from securities lending—Note 1(c)	31,598
Total Income	11,114,113
Expenses:
Management fee—Note 3(a)	2,840,835
Professional fees	111,526
Shareholder servicing costs—Note 3(c)	102,666
Registration fees	74,192
Custodian fees—Note 3(c)	58,113
Prospectus and shareholders’ reports	40,637
Directors’ fees and expenses—Note 3(d)	27,208
Chief Compliance Officer fees—Note 3(c)	22,747
Loan commitment fees—Note 2	5,023
Distribution fees—Note 3(b)	2,257
Interest expense—Note 2	281
Miscellaneous	33,858
Total Expenses	3,319,343
Less—reduction in expenses due to undertaking—Note 3(a)	(144,277)
Less—reduction in fees due to earnings credits—Note 3(c)	(957)
Net Expenses	3,174,109
Net Investment Income	7,940,004
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,989,113)
Net realized gain (loss) on forward foreign currency exchange contracts	(8,141)
Net Realized Gain (Loss)	(5,997,254)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	80,414,436
Net Realized and Unrealized Gain (Loss) on Investments	74,417,182
Net Increase in Net Assets Resulting from Operations	82,357,186
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	7,940,004	7,513,809
Net realized gain (loss) on investments	(5,997,254)	(19,763,615)
Net change in unrealized appreciation (depreciation) on investments	80,414,436	9,317,734
Net Increase (Decrease) in Net Assets Resulting from Operations	82,357,186	(2,932,072)
Distributions ($):
Distributions to shareholders:
Class A	(236,652)	(1,154,341)
Class C	(4,861)	(28,813)
Class I	(1,080,407)	(2,377,205)
Class Y	(6,858,656)	(19,662,242)
Total Distributions	(8,180,576)	(23,222,601)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,298,476	2,503,435
Class C	-	11
Class I	18,116,183	16,419,672
Class Y	57,974,898	65,012,621
Distributions reinvested:
Class A	232,748	1,119,440
Class C	4,861	25,654
Class I	1,049,801	2,303,868
Class Y	1,412,127	7,848,579
Cost of shares redeemed:
Class A	(3,003,809)	(10,770,755)
Class C	(38,441)	(187,594)
Class I	(12,996,215)	(19,993,618)
Class Y	(72,238,086)	(138,581,655)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,187,457)	(74,300,342)
Total Increase (Decrease) in Net Assets	65,989,153	(100,455,015)
Net Assets ($):
Beginning of Period	258,975,150	359,430,165
End of Period	324,964,303	258,975,150

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2024	2023
Capital Share Transactions (Shares):
Class A(a)
Shares sold	162,309	331,042
Shares issued for distributions reinvested	28,770	151,275
Shares redeemed	(371,077)	(1,417,940)
Net Increase (Decrease) in Shares Outstanding	(179,998)	(935,623)
Class C
Shares sold	-	2
Shares issued for distributions reinvested	613	3,543
Shares redeemed	(4,930)	(24,955)
Net Increase (Decrease) in Shares Outstanding	(4,317)	(21,410)
Class I(a)
Shares sold	2,297,957	2,236,420
Shares issued for distributions reinvested	132,551	317,775
Shares redeemed	(1,651,529)	(2,613,358)
Net Increase (Decrease) in Shares Outstanding	778,979	(59,163)
Class Y(a)
Shares sold	7,387,479	8,755,701
Shares issued for distributions reinvested	178,299	1,082,563
Shares redeemed	(9,267,698)	(18,443,084)
Net Increase (Decrease) in Shares Outstanding	(1,701,920)	(8,604,820)

(a)
During the period ended October 31, 2024, 4,000 Class I shares representing $35,162 were exchanged for 3,920 Class A shares, 40,883 Class Y shares representing
$328,496 were exchanged for 40,059 Class A shares and 610,665 Class Y shares representing $4,892,829 were exchanged for 610,916 Class I shares. During the period ended October 31, 2023, 572,878 Class Y shares representing $4,268,559 were exchanged for 573,182 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	6.83	7.58	10.84	7.62	10.29
Investment Operations:
Net investment income(a)	.20	.18	.15	.14	.11
Net realized and unrealized gain (loss) on investments	2.00	(.39 )	(2.60)	3.15	(1.79)
Total from Investment Operations	2.20	(.21 )	(2.45)	3.29	(1.68)
Distributions:
Dividends from net investment income	(.19 )	(.12 )	(.30 )	(.07 )	(.37 )
Dividends from net realized gain on investments	-	(.42 )	(.51 )	-	(.62 )
Total Distributions	(.19 )	(.54 )	(.81 )	(.07 )	(.99 )
Net asset value, end of period	8.84	6.83	7.58	10.84	7.62
Total Return (%)(b)	32.54	(3.39)	(24.52)	43.44	(17.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77	1.61	2.55	2.10	2.44
Ratio of net expenses to average net assets	1.30	1.31	1.30	1.30	1.30
Ratio of net investment income to average net assets	2.45	2.32	1.58	1.38	1.29
Portfolio Turnover Rate	47.81	54.85	74.59	84.48	116.78
Net Assets, end of period ($ x 1,000)	9,981	8,944	17,007	22,767	17,764

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	6.65	7.38	10.58	7.43	10.06
Investment Operations:
Net investment income(a)	.14	.12	.07	.06	.06
Net realized and unrealized gain (loss) on investments	1.95	(.38 )	(2.53)	3.09	(1.77)
Total from Investment Operations	2.09	(.26 )	(2.46)	3.15	(1.71)
Distributions:
Dividends from net investment income	(.13 )	(.05 )	(.23 )	(.00 )(b)	(.30 )
Dividends from net realized gain on investments	-	(.42 )	(.51 )	-	(.62 )
Total Distributions	(.13 )	(.47 )	(.74 )	(.00 )(b)	(.92 )
Net asset value, end of period	8.61	6.65	7.38	10.58	7.43
Total Return (%)(c)	31.53	(4.04)	(25.11)	42.42	(18.37)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.42	2.38	2.27	2.23	2.24
Ratio of net expenses to average net assets	2.05	2.06	2.05	2.05	2.05
Ratio of net investment income to average net assets	1.71	1.56	.80	.61	.68
Portfolio Turnover Rate	47.81	54.85	74.59	84.48	116.78
Net Assets, end of period ($ x 1,000)	307	266	453	685	630

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	6.71	7.45	10.68	7.51	10.15
Investment Operations:
Net investment income(a)	.21	.18	.17	.15	.15
Net realized and unrealized gain (loss) on investments	1.97	(.36 )	(2.56)	3.11	(1.77)
Total from Investment Operations	2.18	(.18 )	(2.39)	3.26	(1.62)
Distributions:
Dividends from net investment income	(.22 )	(.14 )	(.33 )	(.09 )	(.40 )
Dividends from net realized gain on investments	-	(.42 )	(.51 )	-	(.62 )
Total Distributions	(.22 )	(.56 )	(.84 )	(.09 )	(1.02)
Net asset value, end of period	8.67	6.71	7.45	10.68	7.51
Total Return (%)	32.83	(3.00)	(24.41)	43.93	(17.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.15	1.11	1.08	1.09
Ratio of net expenses to average net assets	1.05	1.06	1.05	1.05	1.05
Ratio of net investment income to average net assets	2.62	2.38	1.85	1.53	1.84
Portfolio Turnover Rate	47.81	54.85	74.59	84.48	116.78
Net Assets, end of period ($ x 1,000)	49,056	32,745	36,804	55,310	32,044

(a)	Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	6.71	7.45	10.68	7.51	10.16
Investment Operations:
Net investment income(a)	.21	.18	.17	.16	.14
Net realized and unrealized gain (loss) on investments	1.97	(.36 )	(2.56)	3.11	(1.77)
Total from Investment Operations	2.18	(.18 )	(2.39)	3.27	(1.63)
Distributions:
Dividends from net investment income	(.22 )	(.14 )	(.33 )	(.10 )	(.40 )
Dividends from net realized gain on investments	-	(.42 )	(.51 )	-	(.62 )
Total Distributions	(.22 )	(.56 )	(.84 )	(.10 )	(1.02)
Net asset value, end of period	8.67	6.71	7.45	10.68	7.51
Total Return (%)	32.83	(3.00)	(24.39)	43.77	(17.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08	1.08	1.04	1.03	1.03
Ratio of net expenses to average net assets	1.05	1.06	1.04	1.03	1.03
Ratio of net investment income to average net assets	2.67	2.41	1.85	1.63	1.74
Portfolio Turnover Rate	47.81	54.85	74.59	84.48	116.78
Net Assets, end of period ($ x 1,000)	265,621	217,020	305,166	451,611	353,495

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Developed Markets Real Estate Securities Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. CenterSquare Investment Management LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 750 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	223,784,335	99,636,799††	—	323,421,134
Investment Companies	2,067,463	—	—	2,067,463

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $4,259 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	8,191,764	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	8,191,764	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(8,191,764)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such

NOTES TO FINANCIAL STATEMENTS (continued)
risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Real Estate Sector Risk: The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate value; defaults by mortgagors or other borrowers and tenants; increases in property taxes and operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; possible lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements (including zoning laws and environmental restrictions); losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damage resulting from environmental problems; and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $6,167,700, accumulated capital losses $30,298,911 and unrealized appreciation $36,369,602.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $12,880,432 of short-term capital losses and $17,418,479 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $8,180,576 and $5,904,450, and long-term capital gains $0 and $17,318,151, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended October 31, 2024, the fund was charged $281 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $4,372 with a related weighted average annualized interest rate of 6.43%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2023 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $144,277 during the period ended October 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.
During the period ended October 31, 2024, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $2,257 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $24,341 and $752, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $7,389 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $957.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $58,113 pursuant to the custody agreement.
During the period ended October 31, 2024, the fund was charged $22,747 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $266,411, Distribution Plan fees of $200, Shareholder Services Plan fees of $2,233, Custodian fees of $25,000, Chief Compliance Officer fees of $1,890 and Transfer Agent fees of $1,512, which are offset against an expense reimbursement currently in effect in the amount of $8,926.

NOTES TO FINANCIAL STATEMENTS (continued)
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2024, amounted to $141,128,269 and $148,699,790, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of October 31, 2024, there were no forward contracts outstanding.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(8,141)	(8,141)
Total	(8,141)	(8,141)

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	8,329
Forward Contracts Sold in USD	139,070
At October 31, 2024, the cost of investments for federal income tax purposes was $289,109,131; accordingly, accumulated net unrealized appreciation on investments was $36,379,467, consisting of $59,279,152 gross unrealized appreciation and $22,899,685 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Developed Markets Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) (one of the funds constituting BNY Mellon Investment Funds V, Inc. (the “Company”)), including the statement of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Investment Funds V, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended October 31, 2024, $3,407,704 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-6593NCSRAR1024

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds V, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 18, 2024

EXHIBIT INDEX

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)